Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ (35,369)	$ (32,571)
Accrued charter revenue	457	511
Accrued charter revenue, non-current	569	1,025
Charter revenue resulting from varying charter rates	$ 36,395	$ 34,287